Taxation - Summary of Reconciliation of Difference Between Statutory EIT Rate and Effective Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Loss before income tax expenses	$ (36,536)	$ (33,363)	$ (30,019)
Income tax at statutory rates in the PRC	(9,134)	(8,341)	(7,504)
Non-deductible expenses	1,763	2,336	2,253
Different tax rates in other jurisdictions	2,661	471	283
Change in valuation allowance	4,823	5,537	4,975
Income tax expense	$ 113	$ 3	$ 7
Income tax at statutory rates in the PRC, Percent	25.00%	25.00%	25.00%
Non-deductible expenses, Percent	(5.00%)	(7.00%)	(8.00%)
Different tax rates in other jurisdictions, Percent	(7.00%)	(1.00%)	(1.00%)
Change in valuation allowance, Percent	(13.00%)	(17.00%)	(17.00%)
Effective tax rate	0.00%	0.00%	0.00%